Income Taxes, components of deferred income tax assets and liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components Of Deferred Tax Assets And Liabilities Abstract
Net current deferred income tax asset	$ 40,898	$ 37,079
Noncurrent deferred income tax assets
Net operating loss ("NOL") carryforwards	103,709	80,109
Stock-based compensation	46,410	40,777
Other	51,457	63,016
Gross	201,576	183,902
Less valuation allowance	(48,714)	(69,579)
Total noncurrent deferred income tax assets	152,862	114,323
Noncurrent deferred income tax liabilities
Property, plant and equipment	608,669	426,305
Partnership investments	123,898	74,634
Licenses	224,817	194,943
Other	4,191	7,533
Total noncurrent deferred income tax liabilities	961,575	703,415
Net noncurrent deferred income tax liability	$ 808,713	$ 589,092